Annual Operating Expenses {- Fidelity Short-Term Bond Index Fund} - 08.31 Fidelity Short-Term Bond Index Fund PRO-05 - Fidelity Short-Term Bond Index Fund - Fidelity Short-Term Bond Index Fund	Oct. 30, 2021
Operating Expenses:
Management fee	0.03%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.03%